Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2015	2014
Canadian statutory income tax rate	26.5%	26.5%
Manufacturing and processing profits deduction	(0.4)	(0.4)
Foreign rate differentials	0.8	0.5
Losses not benefited	1.1	1.2
Utilization of losses previously not benefited	(0.1)	(0.2)
Earnings of equity accounted investees	(0.8)	(1.0)
Tax on repatriation of foreign earnings	2.1	0.7
Valuation allowance on deferred tax assets [i]	—	(0.1)
Austrian tax reform [ii]	—	1.2
Write off of investment [iii]	(1.4)	—
Research and development tax credits	(1.3)	(1.6)
Reserve for uncertain tax positions	(0.3)	(1.7)
Others	0.6	1.1

Effective income tax rate	26.8%	26.2%

[i]

GAAP requires that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a “more-likely-than-not” standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

[ii]

During 2014, the Austrian government enacted legislation abolishing the utilization of foreign losses, where the foreign subsidiary is not a member of the European Union. Furthermore, any foreign losses previously used by Austrian entities arising in those non European Union subsidiaries are subject to recapture in Austria. As a consequence of this change, the Company recorded a charge to income tax expense of $32 million [“Austrian tax reform”].

[iii]	During 2015, the Company recorded a benefit related to the write-off of historical tax basis in one of its South American subsidiaries.

Details of Income before Income Taxes by Jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2015	2014
Canadian	$590	$821
Foreign	2,061	1,784

	$2,651	$2,605

Details of Income Tax Provision
[c]	The details of the income tax provision are as follows:

	2015	2014
Current
Canadian	$140	$196
Foreign	578	374

	718	570

Deferred
Canadian	14	1
Foreign	(21)	112

	(7)	113

	$711	$683

Summary of Deferred Income Taxes Provided on Temporary Differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2015	2014
Tax depreciation greater than book depreciation	$12	$40
Book amortization less than (in excess of) tax amortization	7	(25)
Liabilities currently not deductible for tax	—	20
Net tax losses (benefited) utilized	(13)	46
Change in valuation allowance on deferred tax assets	(1)	(3)
Austrian tax reform	—	32
Net tax credits utilized	—	10
Others	(12)	(7)

	$(7)	$113

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2015	2014
Assets
Tax benefit of loss carryforwards	$614	$686
Liabilities currently not deductible for tax	211	231
Tax credit carryforwards	24	25
Unrealized loss on cash flow hedges and retirement liabilities	154	119
Others	16	12

	1,019	1,073
Valuation allowance against tax benefit of loss carryforwards	(562)	(637)
Other valuation allowance	(50)	(80)

	407	356

Liabilities
Tax depreciation in excess of book depreciation	249	212
Tax on undistributed foreign earnings	10	7
Unrealized gain on cash flow hedges and retirement liabilities	9	9

	268	228

Net deferred tax assets	$139	$128

Net Deferred Tax Assets Presented on Consolidated Balance Sheet

The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2015	2014
Long-term deferred tax assets	$271	$220
Long-term deferred tax liabilities	(132)	(92)

	$139	$128

Summary of Changes in Gross Unrecognized Tax Benefits
A summary of the changes in gross unrecognized tax benefits is as follows:

	2015	2014
Balance, beginning of year	$202	$238
Increase based on tax positions related to current year	17	21
Increase (decrease) based on tax positions of prior years	53	(23)
Settlements	(15)	(8)
Statute expirations	(20)	(10)
Foreign currency translation	(16)	(16)

	$221	$202